Summary Prospectus December 1, 2011


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group



DWS DISCIPLINED MARKET NEUTRAL FUND






CLASS/Ticker    A   DDMAX    C   DDMCX    INST   DDMIX    S   DDMSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, C), (800) 730-1313 (INST) and
(800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated December 1, 2011, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks capital appreciation independent of stock market direction.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 10) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                                   A          C    INST      S
                                          ----------  ---------  ------  -----
Maximum sales charge (load) imposed on
purchases, as % of offering price             5.75      None     None    None
-----------------------------------------     ----      --       ------  -----
Maximum deferred sales charge (load), as
% of redemption proceeds                     None     1.00       None    None
-----------------------------------------    -----    ----       ------  -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                               A          C        INST           S
                                       ---------  ---------  ----------  ----------
Management fee                             1.25       1.25       1.25        1.25
--------------------------------------     ----       ----       ----        ----
Distribution/service
(12b-1) fees                               0.23       1.00      None        None
--------------------------------------     ----       ----      -----       -----
Dividend expenses on short sales           1.77       1.77       1.77        1.77
Other expenses                             0.31       0.29       0.18        0.39
TOTAL OTHER EXPENSES                       2.08       2.06       1.95        2.16
--------------------------------------     ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES       3.56       4.31       3.20        3.41
--------------------------------------     ----       ----      -----       -----
Less fee waiver/expense reimbursement      0.04       0.04       0.00        0.04
--------------------------------------     ----       ----      -----       -----
NET ANNUAL FUND OPERATING EXPENSES         3.52       4.27       3.20        3.37
--------------------------------------     ----       ----      -----       -----

The Advisor has contractually agreed through November 30, 2012 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at ratios no higher than 1.75%, 2.50% and 1.60% (excluding extraordinary expenses, taxes, brokerage and interest expenses, or dividend expenses on short sales (estimated at 1.77%)) for Classes A, C and S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Classes A, C and S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         C      INST         S
-------  --------  --------  --------  --------
1        $ 909     $ 529     $ 323     $ 340
--       -----     -----     -----     -----
3        1,600     1,303       986     1,044
--       -----     -----     -----     -----
5        2,311     2,189     1,674     1,771
--       -----     -----     -----     -----
10       4,180     4,459     3,503     3,691
--       -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         C      INST         S
-------  --------  --------  --------  --------
1        $ 909     $ 429     $ 323     $ 340
--       -----     -----     -----     -----
3        1,600     1,303       986     1,044
--       -----     -----     -----     -----
5        2,311     2,189     1,674     1,771
--       -----     -----     -----     -----
10       4,180     4,459     3,503     3,691
--       -----     -----     -----     -----

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 481%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests in long and short positions of common stock of large US companies. The fund's equity investments will consist mainly of investments in common stocks, but may also include investments in other types of equities such as preferred stocks or convertible stocks.


MANAGEMENT PROCESS. Portfolio management buys (takes long positions in) common stock that it believes are undervalued and sells short common stock (borrows the stock and then sells it) that it believes are overvalued. The fund's investment strategy is designed to maintain approximately equal dollar amounts invested in long and short positions under normal circumstances. By employing this market neutral strategy, the fund seeks to limit the fund's volatility relative to movements in the overall stock market (that is, the fund's price movements are not expected to correlate closely with the market's price movements). Portfolio management attempts to achieve returns for the fund that exceed the return on an investment in 3-month US Treasury Bills.


In choosing investments, portfolio management utilizes quantitative techniques. Portfolio management begins by sorting the stocks of the Russell 1000 Index (generally the 1,000 largest publicly traded companies in the United States) into industry groups. Portfolio management assigns expected levels of return to each stock based on how it compares to others in its industry group according to current and historical data, such as measures of how expensive a stock is, earnings growth potential, and market sentiment. Portfolio management then uses a quantitative model to build a portfolio, taking long positions in stocks identified as undervalued and short positions in stocks identified as overvalued.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. While the fund is designed so that its price movements should not correlate with those of the overall stock market, if the fund does not achieve this result then its share price may decline when the overall stock market declines.


SECURITY SELECTION RISK. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters. Because the fund takes both long and short positions, the value of the securities held long might decrease and the value of the securities sold short might increase in response to activities of an individual company or in response to general market conditions. In this case, the fund's potential losses could exceed those of other mutual funds that hold only long stock positions.


SHORT SALE RISK. If the fund sells a security short and subsequently has to buy the security back at a higher price, the fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the fund must pay to a lender of the security. The amount the fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the fund, could increase the exposure of the fund to the market, increase losses and increase the volatility of returns.


INVESTMENT STYLE RISK. To the extent that the fund maintains a style-neutral portfolio, either growth funds or value funds may outperform the fund during any time period when one or the other is in favor. To the extent that the fund's portfolio favors either growth or value stocks, it may perform less well than if it had remained style-neutral if the style it favors underperforms the overall market.


COMPARATIVE RISK. Although portfolio management attempts to achieve returns for the fund that exceed those of 3-month US Treasury Bills, investors should be aware that the fund has higher risks than 3-month US Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the US Government, have a fixed rate of return, and generally are less volatile than an investment in an equity mutual fund, such as the fund.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.



                                       2
                                             DWS Disciplined Market Neutral Fund


                                             SUMMARY PROSPECTUS December 1, 2011

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]





                                  2007       2008      2009     2010
                                   -3.84     6.80      -1.96    2.60




Best Quarter: 4.75%, Q4 2008        Worst Quarter: -3.90%, Q3 2008
Year-to-Date as of 9/30/11: -0.43%

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended 12/31/2010 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index inception comparison began on October 31, 2006.



                                   CLASS           1       SINCE
                               INCEPTION        YEAR   INCEPTION
                            ------------  ----------  ----------
CLASS A before tax          10/13/2006        -3.30       -1.00
--------------------------  ----------       ------      ------
  After tax on
  distributions()                             -3.42       -1.61
  After tax on distribu-
  tions and sale of fund
  shares                                      -1.98       -1.16
--------------------------  ----------       ------      ------
CLASS C before tax          10/13/2006        1.75        -0.38
--------------------------  ----------       ------      ------
INST CLASS before tax       10/13/2006        3.02        0.69
--------------------------  ----------       ------      ------
CLASS S before tax          10/13/2006        2.70        0.60
--------------------------  ----------       ------      ------
CITIGROUP 3-MONTH T-BILL
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                     0.13        1.82
--------------------------  ----------       ------      ------

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

QS Investors, LLC (QS Investors)


PORTFOLIO MANAGER(S)

ROBERT WANG, HEAD OF PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2006.


RUSSELL SHTERN, HEAD OF EQUITY PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2010.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                         AUTOMATIC
                                        UGMAS/          INVESTMENT
             NON-IRA            IRAS     UTMAS               PLANS
        ------------  --------------  --------  ------------------
A C         1,000            500       1,000             500
------      -----            ---       -----             ---
INST    1,000,000           N/A         N/A             N/A
------  ---------           ----       -----            ----
S           2,500          1,000       1,000           1,000
------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, C and S shares and no minimum additional investment for Class A, C and Class S shares. For section 529 college savings plans that include one or more DWS funds as investment options, there is no minimum initial investment and no minimum additional investment for Class S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50.


                                       3
                                             DWS Disciplined Market Neutral Fund


                                             SUMMARY PROSPECTUS December 1, 2011

TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
                                             DWS Disciplined Market Neutral Fund
                                   SUMMARY PROSPECTUS December 1, 2011 DDMNF-SUM